Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Prepayments and Other Assets [Abstract]
Prepayments for fuel and other costs	$ 8,125,053	$ 7,921,703
Prepaid keyman insurance	1,108,848	869,779
Others	77,875	156,598
Total	9,311,776	8,948,080
Prepayments, prepaid expense and other current assets	8,481,387	8,078,301
Prepayments, prepaid expenses and other non-current assets	$ 830,389	$ 869,779